Taxes - Schedule of Recognized in Consolidated Statement of Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Unrealized loss on cash flow hedges	$ (391)	$ (293)	$ (191)
Exchange differences on translation of foreign operations	(1,667)	(2,647)	387
Remeasurements of the net defined benefit liability	(371)	287	(154)
Share of the other comprehensive income of equity accounted investees	288	989	(1,465)
Total income tax benefit recognized in OCI	$ (2,141)	$ (1,664)	$ (1,423)